COVER	6 Months Ended
Sep. 30, 2024
Cover [Abstract]
Document Type	S-1
Registrant Name	QUANTUM CORP /DE/
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Central Index Key	0000709283
Amendment Flag	false